Debt, Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Instruments [Abstract]
Debt, Commitments and Contingencies

4. Debt, Commitments and Contingencies

Term Loans

In November 2016, we entered into a loan and security agreement and subsequently entered amendments (collectively, the Loan Agreement), for term loans with Silicon Valley Bank and Solar Capital Ltd. (the Lenders), to borrow up to $20.0 million issuable in three separate tranches (the Term Loans), $10.0 million of which was funded in November 2016, $5.0 million of which was funded in June 2017 and $5.0 million of which was funded in December 2017.

Under the Loan Agreement, we were obligated to make interest only payments through June 1, 2018. Beginning June 2018, we were obligated to make consecutive equal monthly payments of principal and interest in arrears through the maturity date of November 18, 2020. The Term Loans bear interest at the prime rate, as reported in The Wall Street Journal on the last date of the month preceding the month in which interest will accrue, plus 4.10%. A final payment equal to 8.75% of the funded amounts is payable when the Term Loans become due or upon the prepayment of the respective outstanding balance. We have the option to prepay the outstanding balance of the loan in full, subject to a prepayment fee ranging from 1.0% to 3.0% depending upon when the prepayment occurs.

The obligations under the Term Loans are secured by liens on our tangible personal property and we agreed to not encumber any of our intellectual property. The Term Loans include a material adverse change clause, which enables the Lenders to require immediate repayment of the outstanding debt if we experience a material adverse change. The material adverse change clause covers a material impairment in the perfection or priority of the Lenders’ lien in the underlying collateral or in the value of such collateral, material adverse change in business operations or condition or material impairment of our prospects for repayment of any portion of the remaining debt obligation.

As of September 30, 2019, the carrying value of our Term Loans consisted of $9.3 million principal outstanding and a $1.4 million accretion of the final payment less the debt issuance costs of $0.2 million. The final payment of $1.8 million is accruing over the life of the Term Loans through interest expense and is due in the fourth quarter of 2020. The debt issuance costs have been recorded as a debt discount which are being accreted to interest expense over the life of the Term Loans.

In connection with the first tranche, we issued warrants to each of the Lenders to purchase an aggregate of 3,415 shares of our common stock with an exercise price of $43.93 per share. In connection with the second tranche, we issued warrants to each of the Lenders to purchase an aggregate of 1,489 shares of our common stock with an exercise price of $50.37 per share. In connection with the third tranche, we issued warrants to each of the Lenders to purchase an aggregate of 1,443 shares of our common stock with an exercise price of $51.98 per share. The warrants are immediately exercisable and have a maximum contractual term of seven years. The aggregate fair value of the warrants was determined to be $0.5 million using the Black-Scholes option pricing model and was recorded as a debt discount which is being accreted to interest expense over the life of Term Loans.

Term Loans and unamortized discount balances are as follows (in thousands):

September 30, 2019
Debt balance	$9,333
Less debt issuance costs and discount	(8)
Long-term debt, net of issuance costs and discount	9,325
Less current portion of long-term debt	(8,000)
Add accrual of final payment	1,417
Long-term debt, net of current portion and issuance costs and discount	$2,742

Current portion of long-term debt	$8,000
Less current portion of debt issuance costs and discount	(156)
Current portion of long-term debt, net of issuance costs and discount	$7,844

Future principal payments for the Term Loans are as follows (in thousands):

September 30, 2019
2019	$2,000
2020	7,333
Principal payments balance	$9,333

Leases

We adopted ASU No. 2016-02, utilizing the modified retrospective transition method on January 1, 2019. We elected the package of practical expedients requiring no reassessment of whether any expired or existing contracts are or contain leases, the lease classification of any expired or existing leases, or initial direct costs for any existing leases. We did not elect the hindsight practical expedient. We also made accounting policy elections not to apply the recognition requirements under ASU No. 2016-02 to any of our short-term leases and to account for each separate lease and associated non-lease components as a single lease component for all of our leases. Under ASU No. 2016-02, we determine if an arrangement is a lease at inception. The adoption of the new lease standard had a material impact on the condensed consolidated balance sheets, but did not have a material impact on the condensed consolidated statements of operations. The impact on the condensed consolidated balance sheet resulted in the recording of a $3.5 million right-of-use asset and a corresponding operating lease liability for the same amount. Our right-of-use assets consist of an operating lease for our facility headquarters. We also have an immaterial amount of prepaid financing leases that are included within other assets in our condensed consolidated balance sheets. We utilize a discount rate (incremental borrowing rate) of 9.60%. For the three and nine months ended September 30, 2019, we recorded an operating lease cost of $0.2 million and $0.7 million, respectively. For the three and nine months ended September 30, 2018, we recorded an operating lease cost of $0.3 million and $0.8 million, respectively. As of September 30, 2019, the weighted average remaining lease term was 3.7 years and the weighted average discount rate was 9.6%.

We have a non-cancelable facility lease that is subject to base lease payments, which escalate over the term of the lease, additional charges for common area maintenance and other costs. In July 2018, we entered into a lease amendment that reduced the space we lease from 24,494 square feet to 20,508 square feet and extended the lease term to May 2023.  With the lease amendment, we do not have an option to extend the lease.

Future minimum payments under the non-cancelable facility lease and reconciliation to the operating lease liability as of September 30, 2019 were as follows (in thousands):

Operating Lease
2019	$247
2020	1,002
2021	1,031
2022	1,062
Thereafter	404
Less: Amount representing interest	(578)
Present value of lease payments	3,168
Less: Current portion of operating lease liability	(729)
Long-term operating lease liability	$2,439

Related Party Transactions

We provided funding to The Scripps Research Institute (TSRI) pursuant to a research funding and option agreement to conduct certain research activities. We terminated our research funding and option agreement effective as of November 2018. For the three and nine months ended September 30, 2018, we recognized expense under the agreement in the amount $0.5 million and $1.5 million, respectively.  Paul Schimmel, Ph.D., a member of our board of directors, is a faculty member at TSRI and such payments funded a portion of his research activities conducted at TSRI.

5. Debt, Commitments and Contingencies

Term Loans

In November 2016, we entered into a loan and security agreement and subsequently entered amendments (collectively, the Loan Agreement), for term loans with Silicon Valley Bank (SVB) and Solar Capital Ltd. (Solar), to borrow up to $20.0 million issuable in three separate tranches (the Term Loans), $10.0 million of which was funded in November 2016, $5.0 million of which was funded in June 2017 and $5.0 million of which was funded in December 2017.

Under the Loan Agreement, we are obligated to make interest only payments through June 1, 2018, followed by consecutive equal monthly payments of principal and interest in arrears through the maturity date of November 18, 2020. Accordingly, we started paying the Term Loans in June 2018. The Term Loans bear interest at the prime rate, as reported in The Wall Street Journal on the last date of the month preceding the month in which interest will accrue, plus 4.10%. A final payment equal to 8.75% of the funded amounts is payable when the Term Loans become due or upon the prepayment of the respective outstanding balance. We have the option to prepay the outstanding balance of the loan in full, subject to a prepayment fee ranging from 1.0% to 3.0% depending upon when the prepayment occurs, as well as any non-usage fees.

The obligations under the Term Loans are secured by liens on our tangible personal property and we agreed to not encumber any of our intellectual property. The Term Loans include a material adverse change clause, which enables the Lenders to require immediate repayment of the outstanding debt. The material adverse change clause covers a material impairment in the perfection or priority of the lenders’ lien in the underlying collateral or in the value of such collateral, material adverse change in business operations or condition or material impairment of our prospects for repayment of any portion of the remaining debt obligation.

As of December 31, 2018, the carrying value of our Term Loans consists of $15.3 million principal outstanding, less the debt issuance costs of $0.3 million. The debt issuance costs have been recorded as a debt discount, and are being accreted to interest expense over the life of the Term Loans.

In connection with the first tranche, we issued warrants to each of SVB and Solar to purchase an aggregate of 3,415 shares of our common stock with an exercise price of $43.93 per share. In connection with the second tranche, we issued warrants to each of SVB and Solar to purchase an aggregate of 1,489 shares of our common stock with an exercise price of $50.37 per share. In connection with the third tranche, we issued warrants to each of SVB and Solar to purchase an aggregate of 1,443 shares of our common stock with an exercise price of $51.98 per share. The warrants are immediately exercisable and have a maximum contractual term of seven years. The aggregate fair value of the warrants was determined to be $0.5 million using the Black-Scholes option pricing model and was recorded as debt discount which are being accreted to interest expense over the life of Term Loans.

Term loans and unamortized discount balances are as follows (in thousands):

	December 31,	December 31,
	2018	2017
Debt balance	$15,333	$20,000
Less debt issuance costs and discount	(115)	(345)
Long-term debt, net of issuance costs and discount	15,218	19,655
Less current portion of long-term debt	(8,000)	(5,333)
Add accrual of final payment	1,045	397
Long-term debt, net of current portion and issuance costs and discount	$8,263	$14,719

Current portion of long-term debt	$8,000	$5,333
Less current portion of debt issuance costs and discount	(233)	(321)
Current portion of long-term debt, net of issuance costs and discount	$7,767	$5,012

Future principal payments for the Term Loans are as follows (in thousands):

December 31, 2018
2019	$8,000
2020	7,333
$15,333

The final maturity payment of $1.8 million is accruing over the life of the Term Loans through interest expense.

Facility Lease

We have a noncancelable operating lease that included certain tenant improvement allowances and is subject to base lease payments, which escalate over the term of the lease, additional charges for common area maintenance and other costs. In July 2018, we entered into a lease amendment that reduced the space we lease from 24,494 square feet to 20,508 square feet and extended the lease term to May 2023.

Rent expense for the years ended December 31, 2018, 2017 and 2016 was $1.0 million, $0.9 million and $0.5 million, respectively.

As of December 31, 2018, future minimum payments under the non-cancelable operating lease are as follows (in thousands):

Operating Lease
2019	$812
2020	1,002
2021	1,031
2022	1,062
Thereafter	403
$4,310

Related Party Transactions

Research Agreements and Funding Obligations

We provided funding to The Scripps Research Institute (TSRI) pursuant to a research funding and option agreement to conduct certain research activities. In May 2018, we provided TSRI with written notice of termination of our research funding and option agreement effective as of November 2018. During the years ended December 31, 2018, 2017 and 2016, we recognized expense under the agreement in the amount of $1.7 million, $1.8 million and $1.6 million, respectively. Paul Schimmel, Ph.D., a member of our board of directors, is a faculty member at TSRI and such payments fund a portion of his research activities conducted at TSRI.

Strategic Advisor Agreement

In November 2017, John D. Mendlein, Ph.D., a member of our Board of Directors since July 2010 and our Chief Executive Officer from September 2011 to November 2017, began serving as a strategic advisor to us pursuant to the terms of a strategic advisor agreement entered with Dr. Mendlein on November 1, 2017 (Strategic Advisor Agreement). Pursuant to the terms of the Strategic Advisor Agreement, we agreed to, among other things, pay Dr. Mendlein as a strategic advisor to us for a period of up to four years, at a monthly rate of $42,500 for the first year and $7,500 per month for the rest of the term. Either party may terminate the Strategic Advisor Agreement after the first year, provided that payments under the Strategic Advisor Agreement and continued vesting of outstanding employee stock options are guaranteed through the second year of the Strategic Advisor Agreement in the event the Board terminates the Strategic Advisor Agreement for convenience or Dr. Mendlein terminates for our material breach of the Strategic Advisor Agreement. For the year ended December 31, 2018, we recognized expenses under the Strategic Advisor Agreement in the amount of $0.5 million.